STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
STOCKHOLDERS' DEFICIT [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 9 - STOCKHOLDERS' DEFICIT

SHARES AUTHORIZED

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

COMMON STOCK

REVERSE ACQUISITION TRANSACTION

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares are being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

MAKE GOOD AGREEMENT SHARES

(I) DURATION OF ESCROW AGREEMENT

The Make Good Escrow Agreement shall terminate on the sooner of (i) the distribution of all the escrow shares, or (ii) December 31, 2013.

(II) DISBURSEMENT OF MAKE GOOD SHARES

Upon achievement of any Milestone on or before the date associated with such Milestone on Exhibit A, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such achievement (each a "COMPLETION NOTICE"). Upon the passage of any Milestone date set forth on Exhibit A for which the Company has not achieved the associated Milestone, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such failure to achieve the milestone (each a "NONCOMPLETION NOTICE").

(III) EXHIBIT A - SCHEDULE OF MILESTONES

	Milestones	Completion Date	Number of Escrow Shares

I.

(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam		3,000,000 shares only if and when
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the	ALL four (4) milestones
(4)	Take over management of three existing nurseries	Closing Date	reached

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. Those shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

COMMON SHARES SURRENDERED FOR CANCELLATION

On October 4, 2011, a significant stockholder of the Company, Mohanad Shurrab, surrendered another 3,000,000 shares of the Company's common stock to the Company for cancellation. The Company recorded this transaction by debiting common stock at par of $3,000 and crediting additional paid-in capital of the same.

COMMON SHARES ISSUED FOR CASH

On October 4, 2011 the Company sold 400,000 shares of its common stock to one investor at $0.25 per share or $100,000.

COMMON SHARES ISSUED FOR OBTAINING EMPLOYEE AND DIRECTOR SERVICES

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors. These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter. The Company recorded $187,500 in directors' fees for the period from April 11, 2011 (inception) through March 31, 2012. The Company recorded $93,750 in directors' fees for the interim period ended June 30, 2012.

COMMON SHARES ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

EQUITY PURCHASE AGREEMENT AND RELATED REGISTRATION RIGHTS AGREEMENT

(I) EQUITY PURCHASE AGREEMENT

On January 26, 2012, the Company entered into an equity purchase agreement ("Equity Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership (The "Investor"). Upon the terms and subject to the conditions contained in the agreement, the Company shall issue and sell to the Investor, and the Investor shall purchase, up to Twenty Million Dollars ($20,000,000) of its common stock, par value $0.001 per share.

At any time and from time to time during the Commitment Period, the period commencing on the effective date, and ending on the earlier of (i) the date on which investor shall have purchased put shares pursuant to this agreement for an aggregate purchase price of the maximum commitment amount, or (ii) the date occurring thirty six (36) months from the date of commencement of the commitment period. the Company may exercise a put by the delivery of a put notice, the number of put shares that investor shall purchase pursuant to such put shall be determined by dividing the investment amount specified in the put notice by the purchase price with respect to such put notice. However, that the investment amount identified in the applicable put notice shall not be greater than the maximum put amount and, when taken together with any prior put notices, shall not exceed the maximum commitment The purchase price shall mean 93% of the market price on such date on which the purchase price is calculated in accordance with the terms and conditions of this Agreement.

(II) REGISTRATION RIGHTS AGREEMENT

In connection with the Equity Purchase Agreement, on January 26, 2012, the Company entered into a registration rights agreement ("Registration Rights Agreement") with Southridge Partners II, LP, a Delaware limited partnership (the "Investor"). To induce the investor to execute and deliver the equity purchase agreement which the Company has agreed to issue and sell to the investor shares (the "put shares") of its common stock, par value $0.001 per share (the "common stock") from time to time for an aggregate investment price of up to twenty million dollars ($20,000,000) (the "registrable securities"), the company has agreed to provide certain registration rights under the securities act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute (collectively, "securities act"), and applicable state securities laws with respect to the registrable securities.

(III) COMMON SHARES ISSUED UPON SIGNING

As a condition for the execution of this agreement by the investor, the company issued to the investor 35,000 shares of restricted common stock (the "restricted shares") upon the signing of this agreement. The restricted shares shall have no registration rights. These shares were valued at $1.50 per share or $52,500 on the date of issuance and recorded as financing cost.

MARKETING SERVICE AGREEMENT - EMPIRE RELATIONS GROUP, INC.

On March 14, 2012 the Company entered into a consulting agreement (the "Consulting Agreement") with Empire Relations Group, Inc. ("Empire").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Empire to introduce interested investors to the Company, advise the Company on available financing options, provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this agreement were consummated from the date hereof, and automatically terminated on May 30, 20 12.

(III) COMPENSATION

For the term of this agreement, the consultant shall be paid an upfront, non-refundable, non-cancellable retainer fee of 27,500 restricted shares. For the purposes of this agreement, these shares shall be considered to be fully earned by March 31, 2012. These shares were valued at $1.39 per share or $38,225 on March 31, 2012, the date when they were earned.

NOTE 9 - STOCKHOLDERS' DEFICIT

SHARES AUTHORIZED

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

COMMON STOCK

REVERSE ACQUISITION TRANSACTION

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares are being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

MAKE GOOD AGREEMENT SHARES

(I)	DURATION OF ESCROW AGREEMENT

The Make Good Escrow Agreement shall terminate on the sooner of (i) the distribution of all the escrow shares, or (ii) December 31, 2013.

(II)	DISBURSEMENT OF MAKE GOOD SHARES

Upon achievement of any Milestone on or before the date associated with such Milestone on Exhibit A, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such achievement (each a "COMPLETION NOTICE"). Upon the passage of any Milestone date set forth on Exhibit A for which the Company has not achieved the associated Milestone, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such failure to achieve the milestone (each a "NONCOMPLETION NOTICE").

(III)	EXHIBIT A - SCHEDULE OF MILESTONES

	Milestones	Completion Date	Number of Escrow Shares

I.

(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam		3,000,000 shares only if and when
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the	ALL four (4) milestones
(4)	Take over management of three existing nurseries	Closing Date	reached

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. Those shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

COMMON SHARES SURRENDERED FOR CANCELLATION

On October 4, 2011, a significant stockholder of the Company, Mohanad Shurrab, surrendered another 3,000,000 shares of the Company's common stock to the Company for cancellation. The Company recorded this transaction by debiting common stock at par of $3,000 and crediting additional paid-in capital of the same.

COMMON SHARES ISSUED FOR CASH

On October 4, 2011 the Company sold 400,000 shares of its common stock to one investor at $0.25 per share or $100,000.

COMMON SHARES ISSUED FOR OBTAINING EMPLOYEE AND DIRECTOR SERVICES

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors. These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter. The Company recorded $187,500 in directors' fees for the period from April 11, 2011 (inception) through March 31, 2012.

COMMON SHARES ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

EQUITY PURCHASE AGREEMENT AND RELATED REGISTRATION RIGHTS AGREEMENT

(I) EQUITY PURCHASE AGREEMENT

On January 26, 2012, the Company entered into an equity purchase agreement ("Equity Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership (The "Investor"). Upon the terms and subject to the conditions contained in the agreement, the Company shall issue and sell to the Investor, and the Investor shall purchase, up to Twenty Million Dollars ($20,000,000) of its common stock, par value $0.001 per share.

At any time and from time to time during the Commitment Period, the period commencing on the effective date, and ending on the earlier of (i) the date on which investor shall have purchased put shares pursuant to this agreement for an aggregate purchase price of the maximum commitment amount, or (ii) the date occurring thirty six (36) months from the date of commencement of the commitment period. the Company may exercise a put by the delivery of a put notice, the number of put shares that investor shall purchase pursuant to such put shall be determined by dividing the investment amount specified in the put notice by the purchase price with respect to such put notice. However, that the investment amount identified in the applicable put notice shall not be greater than the maximum put amount and, when taken together with any prior put notices, shall not exceed the maximum commitment The purchase price shall mean 93% of the market price on such date on which the purchase price is calculated in accordance with the terms and conditions of this Agreement.

(II) REGISTRATION RIGHTS AGREEMENT

In connection with the Equity Purchase Agreement, on January 26, 2012, the Company entered into a registration rights agreement ("Registration Rights Agreement") with Southridge Partners II, LP, a Delaware limited partnership (the "Investor"). To induce the investor to execute and deliver the equity purchase agreement which the Company has agreed to issue and sell to the investor shares (the "put shares") of its common stock, par value $0.001 per share (the "common stock") from time to time for an aggregate investment price of up to twenty million dollars ($20,000,000) (the "registrable securities"), the company has agreed to provide certain registration rights under the securities act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute (collectively, "securities act"), and applicable state securities laws with respect to the registrable securities.

(III) COMMON SHARES ISSUED UPON SIGNING

As a condition for the execution of this agreement by the investor, the company issued to the investor 35,000 shares of restricted common stock (the "restricted shares") upon the signing of this agreement. The restricted shares shall have no registration rights. These shares were valued at $1.50 per share or $52,500 on the date of issuance and recorded as financing cost.

MARKETING SERVICE AGREEMENT - EMPIRE RELATIONS GROUP INC.

On March 14, 2012 the Company entered into a consulting agreement (the "Consulting Agreement") with Empire Relations Group, Inc. ("Empire").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Empire to introduce interested investors to the Company, advise the Company on available financing options, provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this agreement shall be consummated from the date hereof, and shall automatically terminate unless otherwise agreed upon in writing by both parties on May 30, 20 12.

(III) COMPENSATION

For the term of this agreement, the consultant shall be paid an upfront, non-refundable, non-cancellable retainer fee of 27,500 restricted shares. For the purposes of this agreement, these shares shall be considered to be fully earned by March 31, 2012. These shares were valued at $1.39 per share or $38,225 on March 31, 2012, the date when they were earned.